Customer Advances and Deferred Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Customer Advances and Deferred Revenues [Abstract]
Customer Advances and Deferred Revenues

5. Customer Deposits, Advances and Deferred Revenues

In connection with our device sales and research services, we often receive cash payments before our earnings process is complete. In these instances, we record the payments as customer deposits or customer advances until the device is shipped to the customer or in the case of research services until the earnings process or milestone is achieved.

As described in our revenue recognition policy for Ekso™ unit sales, revenues are deferred and recognized over the maintenance period. Accordingly, at the time of shipment the amount billed is recorded as deferred revenue. Also, at the time of shipment to the customer, the related inventory is reclassified to deferred cost of revenue where it is amortized to cost of revenue over the same period as the related revenue.

Customer deposits, advances, deferred revenues, and deferred unit costs consist of the following:

	March 31, 2014	December, 31, 2013

Customer deposits and advances	$501,893	$443,436
Deferred Ekso unit revenues	3,928,224	3,462,980
Deferred service, leasing and software revenues	977,289	721,921
Customer advances and deferred revenues	5,407,406	4,628,337
Less current portion	(2,960,026)	(2,419,226)
Customer advances and deferred revenues, non-current	$2,447,380	$2,209,111

Deferred Ekso unit costs	$2,101,674	$1,571,897
Less current portion	(974,405)	(768,599)

Deferred cost of revenue, non-current	$1,127,269	$803,298

6. Customer Advances and Deferred Revenues

In connection with its research services, the Company often receives cash payments before its earnings process is complete. In these instances, the Company records the payments as customer advances until the earnings process or milestone is achieved.

As described in its revenue recognition policy for Ekso™ unit sales, revenues are deferred and recognized over the expected maintenance period. Accordingly, at the time of shipment the amount billed is recorded as deferred revenue. Also, at the time of shipment to the customer, the related inventory is reclassified to deferred costs of revenue where it is amortized to cost of revenue over the same period as the related revenue.

Customer advances, deferred revenues, and deferred unit costs consist of the following:

	December 31,
	2013	2012

Customer advances and deposits	$443,436	$329,006
Deferred Ekso unit revenues	3,462,980	2,928,411
Deferred service and software revenues	721,921	207,296
Customer advances and deferred revenues	4,628,337	3,464,713
Less current portion	(2,419,226)	(1,566,153)
Customer advances and deferred revenues, non-current	$2,209,111	$1,898,560

Deferred Ekso unit costs	$1,571,897	$1,130,246
Less current portion	(768,599)	(436,483)

Deferred cost of revenue, non-current	$803,298	$693,763